Accumulated Other Comprehensive Income (Loss) - Changes by Component (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax		$ (37,043)	$ 47,715
Accumulated other comprehensive income (loss), net of tax	$ (34,292)	(34,292)	(37,043)	$ 47,715
Parent Company [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax	(34,854)	(37,043)	47,715	(32,829)	$ (30,907)
Other comprehensive income (loss) before reclassifications	0	696	(84,301)	76,004	(13,574)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	562	2,055	(457)	4,540	11,652
Net current-period other comprehensive income (loss)	562	2,751	(84,758)	80,544	(1,922)
Accumulated other comprehensive income (loss), net of tax	(34,292)	(34,292)	(37,043)	47,715	(32,829)
Parent Company [Member] | Net Unrealized Gain (Loss) on Prior Service Cost on Pension Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax	(34,854)	(36,710)	48,514	(29,065)	(15,195)
Other comprehensive income (loss) before reclassifications	0	696	(84,301)	76,004	(13,574)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	562	1,722	(923)	1,575	(296)
Net current-period other comprehensive income (loss)	562	2,418	(85,224)	77,579	(13,870)
Accumulated other comprehensive income (loss), net of tax	(34,292)	(34,292)	(36,710)	48,514	(29,065)
Parent Company [Member] | Energy Related Derivative [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax	0	(333)	(705)	(742)	(1,113)
Other comprehensive income (loss) before reclassifications	0	0
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	0	333	372	37	371
Net current-period other comprehensive income (loss)	0	333	372	37	371
Accumulated other comprehensive income (loss), net of tax	0	0	(333)	(705)	(742)
Parent Company [Member] | Interest Rate Swap [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax			(94)	(3,022)	(14,599)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax			94	2,928	11,577
Net current-period other comprehensive income (loss)			94	2,928	11,577
Accumulated other comprehensive income (loss), net of tax				(94)	(3,022)
Subsidiaries [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax	(162,638)	(170,957)	(95,739)	(187,198)	(188,579)
Other comprehensive income (loss) before reclassifications	0	712	(84,955)	74,969	(17,049)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	3,449	11,056	9,737	16,490	18,430
Net current-period other comprehensive income (loss)	3,449	11,768	(75,218)	91,459	1,381
Accumulated other comprehensive income (loss), net of tax	(159,189)	(159,189)	(170,957)	(95,739)	(187,198)
Subsidiaries [Member] | Net Unrealized Gain (Loss) on Prior Service Cost on Pension Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax	(156,806)	(164,281)	(87,405)	(175,998)	(168,704)
Other comprehensive income (loss) before reclassifications	0	712	(84,955)	74,969	(17,049)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	3,370	10,133	8,079	13,624	9,755
Net current-period other comprehensive income (loss)	3,370	10,845	(76,876)	88,593	(7,294)
Accumulated other comprehensive income (loss), net of tax	(153,436)	(153,436)	(164,281)	(87,405)	(175,998)
Subsidiaries [Member] | Energy Related Derivative [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax	0	(686)	(2,027)	(4,576)	(12,934)
Other comprehensive income (loss) before reclassifications	0	0
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	0	686	1,341	2,549	8,358
Net current-period other comprehensive income (loss)	0	686	1,341	2,549	8,358
Accumulated other comprehensive income (loss), net of tax	0	0	(686)	(2,027)	(4,576)
Subsidiaries [Member] | Interest Rate Swap [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax	(5,832)	(5,990)	(6,307)	(6,624)	(6,941)
Other comprehensive income (loss) before reclassifications	0	0
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	79	237	317	317	317
Net current-period other comprehensive income (loss)	79	237	317	317	317
Accumulated other comprehensive income (loss), net of tax	$ (5,753)	$ (5,753)	$ (5,990)	$ (6,307)	$ (6,624)